10. Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
10. Related Party Transactions

Note 10. Related Party Transactions

During the six months ended June 30, 2016, the Company incurred $14,500 of expense for accounting services payable to JDE Development LLC, a company in which Jesus M Quintero, the Company’s Chief Financial Officer, is an owner.

Note 10. Related Party Transactions

Previously, the Company purchased inventory and equipment from Baroud Development Group, in which Anthony Baroud, the Company’s former Chief Technology Officer and a former Director of the Company, is an owner. During the year ended December 31, 2014, such purchases totaled $40,715. No such transactions occurred during 2015. For the year ended December 31, 2015, the Company generated revenue from the sale of products to an entity controlled by a Director.

During the year ended December 31, 2014, prior to the Reverse Merger, the Company distributed a total of $4,000 to its co-founders and owners, Corey Hollister and Ellis Smith.

During the year ended December 31, 2015 and December 31, 2014, the Company incurred $38,360 and $30,227, respectively, of expense payable to New Era CPAs, an accounting firm in which Antonio Migliarese, the Company’s former Chief Financial Officer, was a partner.

During the year ended December 31, 2015 and December 2014, the Company sold $25,214 and $0, respectively, of equipment and supplies to a customer managed by a Director of the Company. As of December 31, 2015 and December 2014, the Company was owed $17,512 and $0, respectively, from this customer.